UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:             Westport Asset Management, Inc.
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            President
Phone:            203-227-3601
Signature, Place, and Date of Signing:

Ronald H. Oliver          Westport, Connecticut         November 9, 2007

Report Type  (Check only one):
[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total (x$1,000): $ 1,886,212


List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

Westport Asset Management, Inc.
FORM 13F
                                    30-Sep-07

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----  ------  ----
AAR Corp.                            COM        000361105      49890   1644351     SH        Defined                 1549251   95100
Airgas, Inc.                         COM        009363102       2086     40400     SH        Defined                   40400
Americanwest Bancorporation          COM        03058P109        817     41679     SH        Defined                           41679
Amphenol Corp.                       COM        032095101        318      8000     SH        Defined                            8000
Applebee's International, Inc.       COM        037899101      21280    855320     SH        Defined                  805320   50000
Arbitron, Inc.                       COM        03875Q108       6225    137300     SH        Defined                  137300
Arthur J. Gallagher & Company        COM        363576109      19743    681500     SH        Defined                  631500   50000
Baldor Electric Company              COM        057741100      18716    468475     SH        Defined                  464475    4000
Bank of Florida Corp.                COM        062128103       1396     85000     SH        Defined                   85000
BankUnited Financial Corp. - C       COM        06652B103      36033   2318731     SH        Defined                 2211731  107000
Banner Corporation                   COM        06652V109      12800    372210     SH        Defined                  350910   21300
Berry Petroleum Co.                  COM        085789105       4561    115200     SH        Defined                  115200
Big Lots, Inc.                       COM        089302103     129551   4341509     SH        Defined                 4135972  205537
Brown & Brown, Inc.                  COM        115236101      31628   1202600     SH        Defined                 1142600   60000
CVS/Caremark Corp.                   COM        126650100        397     10020     SH        Defined                           10020
Ceridian Corp.                       COM        156779100      16616    478300     SH        Defined                  478300
Charles River Laboratories Int       COM        159864107      18845    335616     SH        Defined                  335616
Checkpoint Systems, Inc.             COM        162825103      82794   3137318     SH        Defined                 2930318  207000
Columbia Banking System, Inc.        COM        197236102       6874    216017     SH        Defined                  216017
Comstock Resources, Inc.             COM        205768203      38226   1239489     SH        Defined                 1239489
Con-way Inc.                         COM        205944101       2640     57400     SH        Defined                   57400
ConocoPhillips                       COM        20825C104       8777    100000     SH        Defined                  100000
Corinthian Colleges, Inc.            COM        218868107       7244    455293     SH        Defined                  455293
Cox Radio, Inc. - Class A            COM        224051102      10509    805300     SH        Defined                  802300    3000
Darden Restaurants, Inc.             COM        237194105       6195    148000     SH        Defined                  148000
DeVry, Inc.                          COM        251893103     137137   3705400     SH        Defined                 3513400  192000
Del Monte Foods Company              COM        24522P103       2121    202000     SH        Defined                  202000
Devon Energy Corp.                   COM        25179M103      25857    310786     SH        Defined                  295302   15484
Downey Financial Corp.               COM        261018105      47581    823208     SH        Defined                  776851   46357
EMS Technologies, Inc.               COM        26873N108      12109    493654     SH        Defined                  493654
Fairchild Semiconductor Corp.        COM        303726103       4549    243500     SH        Defined                  243500
Forest Oil Corp.                     COM        346091705       2393     55588     SH        Defined                   53704    1884
Gaylord Entertainment Company        COM        367905106       6420    120632     SH        Defined                  120632
General Communication, Inc. -        COM        369385109      23305   1919685     SH        Defined                 1825585   94100
Haynes International, Inc.           COM        420877201      10451    122424     SH        Defined                  122424
Helmerich & Payne, Inc.              COM        423452101       5909    180000     SH        Defined                  180000
Hilb, Rogal & Hobbs Company          COM        431294107      77570   1790219     SH        Defined                 1681419  108800
IMS Health, Inc.                     COM        449934108      20453    667515     SH        Defined                  664359    3156
ITT Educational Services, Inc.       COM        45068B109     119055    978343     SH        Defined                  929243   49100
Jack Henry & Associates, Inc.        COM        426281101      10344    400000     SH        Defined                  400000
KBR, Inc.                            COM        48242W106      27403    706800     SH        Defined                  669800   37000
Kinetic Concepts, Inc.               COM        49460W208      28320    503190     SH        Defined                  500190    3000
Lincare Holdings, Inc.               COM        532791100       3599     98200     SH        Defined                   73200   25000
Lydall, Inc.                         COM        550819106       2302    248100     SH        Defined                  248100
Nat.West.Life Ins.                   COM        638522102      42519    166114     SH        Defined                  166114
North Valley Bancorp                 COM        66304M105       1580     69300     SH        Defined                           69300
Orient Express Hotels Ltd. - C       COM        G67743107      43298    844500     SH        Defined                  823300   21200
Owens & Minor, Inc.                  COM        690732102      37309    979500     SH        Defined                  872900  106600
Parametric Technology Corp.          COM        699173209      23637   1356910     SH        Defined                 1353310    3600
People's United Financial, Inc       COM        712704105       6798    393383     SH        Defined                  272183  121200
Perkin Elmer, Inc.                   COM        714046109       2608     89300     SH        Defined                   89300
Perot Systems Corp. - Class A        COM        714265105      18939   1120014     SH        Defined                 1070014   50000
Pogo Producing Company               COM        730448107      74184   1396802     SH        Defined                 1332802   64000
Praxair, Inc.                        COM        74005P104        335      4000     SH        Defined                            4000
Precision Castparts Corp.            COM        740189105      24298    164200     SH        Defined                  160200    4000
Preferred Bank, Los Angeles          COM        740367107        413     10500     SH        Defined                   10500
Pres.Realty B                        COM        741004204        560     86200     SH        Defined                   86200
Prosperity Bancshares, Inc.          COM        743606105      13504    407244     SH        Defined                  361057   46187
QLogic Corp.                         COM        747277101        605     45000     SH        Defined                   45000
Rogers Corp.                         COM        775133101      47163   1145001     SH        Defined                 1045901   99100
Ross Stores, Inc.                    COM        778296103      34605   1349666     SH        Defined                 1309666   40000
Ruby Tuesday, Inc.                   COM        781182100      43299   2360900     SH        Defined                 2247900  113000
Saks, Inc.                           COM        79377w108      38209   2227950     SH        Defined                 2052950  175000
Sequa Corp. A                        COM        817320104      51112    308311     SH        Defined                  308311
Sequa Corp. B                        COM        817320203       6377     38300     SH        Defined                   38300
Southwestern Energy Company          COM        845467109      15007    358600     SH        Defined                  358600
St. Joe Company (The)                COM        790148100       1946     57900     SH        Defined                   57900
Sterling Financial Corp.             COM        859319105      15153    563105     SH        Defined                  563105
Stone Energy Corp.                   COM        861642106       9439    235907     SH        Defined                  171907   64000
SunTrust Banks, Inc.                 COM        867914103        854     11285     SH        Defined                   11285
Synopsys, Inc.                       COM        871607107      32507   1200392     SH        Defined                 1196392    4000
TJX Companies                        COM        872540109      14875    511700     SH        Defined                  471700   40000
Texas Instruments, Inc.              COM        882508104        630     17220     SH        Defined                   13184    4036
The South Financial Group, Inc       COM        837841105      37603   1653594     SH        Defined                 1564594   89000
Thermo Fisher Scientific Inc.        COM        883556102      14066    243700     SH        Defined                  205300   38400
Timberland Bancorp.                  COM        887098101       1997    127600     SH        Defined                  127600
UTI Worldwide, Inc.                  COM        G87210103       4967    216159     SH        Defined                  216159
United Rentals, Inc.                 COM        911363109      25604    795900     SH        Defined                  745700   50200
Universal Health Services, Inc       COM        913903100      66923   1229748     SH        Defined                 1156348   73400
Vishay Intertechnology, Inc.         COM        928298108       4881    374600     SH        Defined                  324600   50000
W-H Energy Services, Inc.            COM        92925E108      12692    172100     SH        Defined                  172100
Wachovia Corp.                       COM        929903102        252      5028     SH        Defined                    5028
Webster Financial Corp.              COM        947890109       4169     98988     SH        Defined                   97888    1100
Young Broadcasting, Inc.             COM        987434107       2227   1003100     SH        Defined                 1003100
iShares Russell 2000 Index Fun       COM        464287655       6004     75000     SH        Defined                   75000
First National Bancshares, Inc                  32111B203       2022    100000     SH        Defined                  100000